MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated September 26, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 4 for the MassMutual RetireSMARTSM Conservative Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.12%		.22%		.32%		.42%		.42%		.32%		.32%
Acquired Fund Fees and Expenses	.52%		.52%		.52%		.52%		.52%		.52%		.52%
Total Annual Fund Operating Expenses(1)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%
Expense Reimbursement	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.47%		.57%		.67%		.77%		1.02%		.92%		1.17%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year-to-date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .47%, .57%, .67%, .77%, 1.02%, .92%, and 1.17% for Classes I, R5, Service,

Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$48	$181	$334	$776
Class R5	$58	$213	$388	$897
Service Class	$68	$245	$443	$1,016
Administrative Class	$79	$276	$497	$1,133
Class A	$673	$909	$1,171	$1,916
Class R4	$94	$323	$578	$1,308
Class R3	$119	$402	$712	$1,592

Effective September 27, 2016, the following information replaces similar information found on pages 5 and 6 for the MassMutual RetireSMARTSM Conservative Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	28.8%
MM Select Equity Asset (NTI)	12.2%
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.3%
Select Fundamental Value (Wellington Management)	0.3%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.2%
Premier Disciplined Value (Barings)	1.8%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	0.3%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.6%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.2%
Premier Disciplined Growth (Barings)	1.7%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.5%
Oppenheimer Real Estate (OFI Global Asset Management)	0.4%
Select Diversified International (J.P. Morgan)	0.4%
Select Overseas (J.P. Morgan/MFS/Harris)	2.3%

Premier International Equity (OFI Global)	1.1%
Premier Strategic Emerging Markets (OFI Global)	2.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%

Fixed Income Funds	69.4%
MM Select Bond and Income Asset (NTI)	20.7%
Premier Short-Duration Bond (Barings)	9.8%
Premier Inflation-Protected and Income (Barings)	3.2%
Premier Core Bond (Barings)	17.3%
Select Total Return Bond (MetWest)	7.3%
Select Strategic Bond (Western Asset)	6.2%
Premier High Yield (Barings)	3.2%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.1%
Barings Global Floating Rate (Barings)	0.7%

Other Funds	1.8%
DFA Commodity Strategy (DFA)	1.8%

Effective September 27, 2016, the following information replaces similar information found on page 12 for the MassMutual RetireSMARTSM Moderate Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.07%		.17%		.27%		.37%		.37%		.27%		.27%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.66%		.76%		.86%		.96%		1.21%		1.11%		1.36%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.54%		.64%		.74%		.84%		1.09%		.99%		1.24%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .54%, .64%, .74%, .84%, 1.09%, .99%, and 1.24% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$55	$195	$352	$807
Class R5	$65	$227	$406	$927
Service Class	$76	$258	$461	$1,046
Administrative Class	$86	$290	$515	$1,163
Class A	$680	$922	$1,187	$1,943
Class R4	$101	$337	$596	$1,337
Class R3	$126	$415	$729	$1,621

Effective September 27, 2016, the following information replaces similar information found on pages 13 and 14 for the MassMutual RetireSMARTSM Moderate Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	56.3%
MM Select Equity Asset (NTI)	23.7%
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.1%
Select Fundamental Value (Wellington Management)	1.0%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.9%
Premier Disciplined Value (Barings)	2.5%
Select Focused Value (Harris)	1.9%
Select Fundamental Growth (Wellington Management)	1.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.2%

Select Growth Opportunities (Sands Capital/Jackson Square)	0.8%
Premier Disciplined Growth (Barings)	2.5%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.1%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%
Select Diversified International (J.P. Morgan)	0.9%
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%
Premier International Equity (OFI Global)	2.4%
Premier Strategic Emerging Markets (OFI Global)	3.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.7%

Fixed Income Funds	41.1%
MM Select Bond and Income Asset (NTI)	11.7%
Premier Short-Duration Bond (Barings)	4.9%
Premier Inflation-Protected and Income (Barings)	1.9%
Premier Core Bond (Barings)	9.9%
Select Total Return Bond (MetWest)	4.1%
Select Strategic Bond (Western Asset)	3.5%
Premier High Yield (Barings)	3.3%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.2%
Barings Global Floating Rate (Barings)	0.8%

Other Funds	2.6%
DFA Commodity Strategy (DFA)	2.6%

Effective September 27, 2016, the following information replaces similar information found on page 20 for the MassMutual RetireSMARTSM Moderate Growth Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.74%		.84%		.94%		1.04%		1.29%		1.19%		1.44%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$216	$391	$899
Class R5	$70	$248	$446	$1,018
Service Class	$81	$279	$500	$1,136
Administrative Class	$91	$311	$554	$1,253
Class A	$685	$942	$1,224	$2,025
Class R4	$106	$358	$635	$1,425
Class R3	$131	$436	$768	$1,707

Effective September 27, 2016, the following information replaces similar information found on pages 21 and 22 for the MassMutual RetireSMARTSM Moderate Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	79.6%
MM Select Equity Asset (NTI)	33.6%
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.2%
Select Fundamental Value (Wellington Management)	1.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.8%
Premier Disciplined Value (Barings)	2.0%
Select Focused Value (Harris)	1.5%
Select Fundamental Growth (Wellington Management)	2.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	2.2%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.5%
Premier Disciplined Growth (Barings)	2.0%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.7%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.3%
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
Premier International Equity (OFI Global)	3.7%
Premier Strategic Emerging Markets (OFI Global)	4.1%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.9%

Fixed Income Funds	17.1%
MM Select Bond and Income Asset (NTI)	3.6%
Premier Short-Duration Bond (Barings)	0.9%
Premier Inflation-Protected and Income (Barings)	0.5%
Premier Core Bond (Barings)	2.7%
Select Total Return Bond (MetWest)	1.2%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Barings)	4.6%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.5%
Barings Global Floating Rate (Barings)	1.1%

Other Funds	3.3%
DFA Commodity Strategy (DFA)	3.3%

Effective September 27, 2016, the following information replaces similar information found on page 28 for the MassMutual RetireSMARTSM Growth Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.22%		.32%		.42%		.52%		.52%		.42%		.42%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.90%		1.00%		1.10%		1.20%		1.45%		1.35%		1.60%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .64%, .74%, .84%, .94%, 1.19%, 1.09%, and 1.34% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$65	$252	$464	$1,075
Class R5	$76	$283	$518	$1,192
Service Class	$86	$315	$572	$1,308
Administrative Class	$96	$346	$626	$1,423
Class A	$689	$974	$1,290	$2,182
Class R4	$111	$393	$705	$1,593
Class R3	$136	$470	$837	$1,870

Effective September 27, 2016, the following information replaces similar information found on pages 29 and 30 for the MassMutual RetireSMARTSM Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	92.3%
MM Select Equity Asset (NTI)	38.3%
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.3%
Select Fundamental Value (Wellington Management)	2.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.7%
Premier Disciplined Value (Barings)	0.6%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	3.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.3%
Premier Disciplined Growth (Barings)	0.6%
Select Mid-Cap Value (American Century/Systematic)	3.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.3%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	2.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Global)	4.2%
Premier Strategic Emerging Markets (OFI Global)	4.8%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	1.1%

Fixed Income Funds	4.1%
MM Select Bond and Income Asset (NTI)	0.9%
Premier Short-Duration Bond (Barings)	0.2%
Premier Inflation-Protected and Income (Barings)	0.2%
Premier Core Bond (Barings)	0.7%

Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
Premier High Yield (Barings)	0.9%
Oppenheimer International Bond (OFI Global Asset Management)	0.4%
Barings Global Floating Rate (Barings)	0.2%

Other Funds	3.6%
DFA Commodity Strategy (DFA)	3.6%

Effective September 27, 2016, the following information replaces similar information found on page 36 for the MassMutual RetireSMARTSM In Retirement Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.26%		.36%		.46%		.56%		.56%		.46%		.46%
Acquired Fund Fees and Expenses	.56%		.56%		.56%		.56%		.56%		.56%		.56%
Total Annual Fund Operating Expenses(1)	.82%		.92%		1.02%		1.12%		1.37%		1.27%		1.52%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service,

Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$225	$419	$980
Class R5	$66	$257	$474	$1,098
Service Class	$77	$288	$528	$1,215
Administrative Class	$87	$320	$582	$1,330
Class A	$681	$950	$1,249	$2,097
Class R4	$102	$367	$662	$1,502
Class R3	$127	$445	$794	$1,781

Effective September 27, 2016, the following information replaces similar information found on page 37 for the MassMutual RetireSMARTSM In Retirement Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	33.9%
MM Select Equity Asset (NTI)	14.0%

Fixed Income Funds	63.9%
MM Select Bond and Income Asset (NTI)	19.0%
Premier Short-Duration Bond (Barings)	9.9%
Premier Inflation-Protected and Income (Barings)	9.0%
Premier Core Bond (Barings)	11.2%
Select Total Return Bond (MetWest)	5.7%

Effective September 27, 2016, the following information replaces similar information found on page 43 for the MassMutual RetireSMARTSM 2010 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.23%		.33%		.43%		.53%		.53%		.43%		.43%
Acquired Fund Fees and Expenses	.57%		.57%		.57%		.57%		.57%		.57%		.57%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.53%		.63%		.73%		.83%		1.08%		.98%		1.23%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed . 53%, .63%, .73%, .83%, 1.08%, .98%, and 1.23% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$54	$219	$408	$956
Class R5	$64	$251	$463	$1,074
Service Class	$75	$282	$517	$1,191
Administrative Class	$85	$314	$571	$1,307
Class A	$679	$944	$1,239	$2,076
Class R4	$100	$360	$651	$1,479
Class R3	$125	$438	$784	$1,759

Effective September 27, 2016, the following information replaces similar information found on page 44 for the MassMutual RetireSMARTSM 2010 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	41.2%
MM Select Equity Asset (NTI)	17.9%

Fixed Income Funds	56.6%
MM Select Bond and Income (NTI)	17.2%
Premier Short-Duration Bond (Barings)	6.7%
Premier Inflation-Protected and Income (Barings)	7.6%
Premier Core Bond (Barings)	10.4%
Select Total Return Bond (MetWest)	5.3%

Effective September 27, 2016, the following information replaces similar information found on page 51 for the MassMutual RetireSMARTSM 2015 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.29%		.39%		.49%		.59%		.59%		.49%		.49%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$237	$445	$1,044
Class R5	$67	$269	$499	$1,162
Service Class	$78	$300	$553	$1,278
Administrative Class	$88	$332	$607	$1,393
Class A	$682	$961	$1,273	$2,154
Class R4	$103	$378	$687	$1,563
Class R3	$128	$456	$819	$1,841

Effective September 27, 2016, the following information replaces similar information found on page 52 for the MassMutual RetireSMARTSM 2015 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	46.2%
MM Select Equity Asset (NTI)	19.9%

Fixed Income Funds	51.7%
MM Select Bond and Income (NTI)	14.9%
Premier Short-Duration Bond (Barings)	5.6%
Premier Inflation-Protected and Income (Barings)	6.9%
Premier Core Bond (Barings)	10.2%

Effective September 27, 2016, the following information replaces similar information found on page 59 for the MassMutual RetireSMARTSM 2020 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.62%		.62%		.62%		.62%		.62%		.62%		.62%
Total Annual Fund Operating Expenses(1)	.67%		.77%		.87%		.97%		1.22%		1.12%		1.37%
Expense Reimbursement	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$199	$358	$820
Class R5	$67	$231	$413	$940
Service Class	$78	$262	$467	$1,059
Administrative Class	$88	$294	$521	$1,176
Class A	$682	$926	$1,193	$1,955
Class R4	$103	$341	$602	$1,350
Class R3	$128	$419	$735	$1,633

Effective September 27, 2016, the following information replaces similar information found on page 60 for the MassMutual RetireSMARTSM 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	59.5%
MM Select Equity Asset (NTI)	25.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.5%

Fixed Income Funds	37.8%
MM Select Bond and Income (NTI)	10.6%
Premier Inflation-Protected and Income (Barings)	5.2%
Premier Core Bond (Barings)	6.3%

Effective September 27, 2016, the following information replaces similar information found on page 67 for the MassMutual RetireSMARTSM 2025 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.16%		.26%		.36%		.46%		.46%		.36%		.36%
Acquired Fund Fees and Expenses	.64%		.64%		.64%		.64%		.64%		.64%		.64%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$222	$411	$959
Class R5	$66	$254	$466	$1,077
Service Class	$77	$285	$520	$1,194
Administrative Class	$87	$317	$574	$1,310
Class A	$681	$947	$1,242	$2,078
Class R4	$102	$364	$654	$1,482
Class R3	$127	$441	$787	$1,762

Effective September 27, 2016, the following information replaces similar information found on page 68 for the MassMutual RetireSMARTSM 2025 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	69.7%
MM Select Equity Asset (NTI)	28.2%
Select Overseas (J.P. Morgan/MFS/Harris)	6.8%

Fixed Income Funds	27.4%
MM Select Bond and Income Asset (NTI)	6.4%

Effective September 27, 2016, the following information replaces similar information found on page 75 for the MassMutual RetireSMARTSM 2030 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.71%		.81%		.91%		1.01%		1.26%		1.16%		1.41%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$211	$379	$867
Class R5	$70	$242	$434	$987
Service Class	$81	$274	$488	$1,105
Administrative Class	$91	$305	$542	$1,222
Class A	$685	$937	$1,212	$1,997
Class R4	$106	$352	$623	$1,395
Class R3	$131	$430	$756	$1,677

Effective September 27, 2016, the following information replaces similar information found on page 76 for the MassMutual RetireSMARTSM 2030 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	76.2%
MM Select Equity Asset (NTI)	31.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.8%

Fixed Income Funds	20.7%
Premier High Yield (Barings)	5.4%

Effective September 27, 2016, the following information replaces similar information found on page 83 for the MassMutual RetireSMARTSM 2035 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.21%		.31%		.41%		.51%		.51%		.41%		.41%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.87%		.97%		1.07%		1.17%		1.42%		1.32%		1.57%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.61%		.71%		.81%		.91%		1.16%		1.06%		1.31%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .61%, .71%, .81%, .91%, 1.16%, 1.06%, and 1.31% for Classes I, R5, Service, Administrative, A, R4, and R3,

respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$62	$242	$447	$1,040
Class R5	$73	$274	$502	$1,157
Service Class	$83	$305	$556	$1,274
Administrative Class	$93	$336	$609	$1,389
Class A	$686	$966	$1,275	$2,150
Class R4	$108	$383	$690	$1,559
Class R3	$133	$461	$822	$1,837

Effective September 27, 2016, the following information replaces similar information found on page 84 for the MassMutual RetireSMARTSM 2035 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.9%
MM Select Equity Asset (NTI)	32.9%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	.75%		.85%		.95%		1.05%		1.30%		1.20%		1.45%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.60%		.70%		.80%		.90%		1.15%		1.05%		1.30%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .60%, .70%, .80%, .90%, 1.15%, 1.05%, and 1.30% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$61	$219	$397	$911
Class R5	$72	$251	$451	$1,030
Service Class	$82	$283	$506	$1,148
Administrative Class	$92	$314	$560	$1,264
Class A	$685	$945	$1,229	$2,036
Class R4	$107	$361	$640	$1,437
Class R3	$132	$439	$773	$1,718

Effective September 27, 2016, the following information replaces similar information found on page 92 for the MassMutual RetireSMARTSM 2040 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	82.7%
MM Select Equity Asset (NTI)	34.0%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Effective September 27, 2016, the following information replaces similar information found on page 99 for the MassMutual RetireSMARTSM 2045 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.37%		.47%		.57%		.67%		.67%		.57%		.57%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	1.04%		1.14%		1.24%		1.34%		1.59%		1.49%		1.74%
Expense Reimbursement	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.58%		.68%		.78%		.88%		1.13%		1.03%		1.28%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .58%, .68%, .78%, .88%, 1.13%, 1.03% and 1.28% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$59	$269	$514	$1,215
Class R5	$69	$301	$568	$1,331
Service Class	$80	$332	$622	$1,445
Administrative Class	$90	$364	$675	$1,559
Class A	$684	$991	$1,336	$2,306
Class R4	$105	$410	$755	$1,727
Class R3	$130	$488	$886	$2,000

Effective September 27, 2016, the following information replaces similar information found on page 100 for the MassMutual RetireSMARTSM 2045 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.7%
MM Select Equity Asset (NTI)	34.4%
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%

Effective September 27, 2016, the following information replaces similar information found on page 107 for the MassMutual RetireSMARTSM 2050 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.20%		.30%		.40%		.50%		.50%		.40%		.40%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$241	$449	$1,048
Class R5	$70	$273	$503	$1,165
Service Class	$81	$304	$557	$1,282
Administrative Class	$91	$336	$611	$1,397
Class A	$685	$965	$1,276	$2,157
Class R4	$106	$382	$691	$1,567
Class R3	$131	$460	$823	$1,845

Effective September 27, 2016, the following information replaces similar information found on page 108 for the MassMutual RetireSMARTSM 2050 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.5%
MM Select Equity Asset (NTI)	36.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.2%

Effective September 27, 2016, the following information replaces similar information found on page 115 for the MassMutual RetireSMARTSM 2055 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	2.58%		2.68%		2.78%		2.88%		2.88%		2.78%		2.78%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	3.26%		3.36%		3.46%		3.56%		3.81%		3.71%		3.96%
Expense Reimbursement	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$58	$660	$1,384	$3,306
Class R5	$68	$691	$1,433	$3,400
Service Class	$79	$721	$1,483	$3,493
Administrative Class	$89	$751	$1,532	$3,584
Class A	$683	$1,354	$2,133	$4,166
Class R4	$104	$796	$1,605	$3,721
Class R3	$129	$871	$1,726	$3,942

Effective September 27, 2016, the following information replaces similar information found on page 116 for the MassMutual RetireSMARTSM 2055 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.7%
MM Select Equity Asset (NTI)	35.2%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%

Effective September 27, 2016, the following information replaces similar information found on page 123 for the MassMutual RetireSMARTSM 2060 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses(1)	1.35%		1.45%		1.55%		1.65%		1.65%		1.55%		1.55%
Acquired Fund Fees and Expenses(1)	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses	2.03%		2.13%		2.23%		2.33%		2.58%		2.48%		2.73%
Expense Reimbursement	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$58	$444
Class R5	$68	$475
Service Class	$79	$506
Administrative Class	$89	$537
Class A	$683	$1,153
Class R4	$104	$583
Class R3	$129	$659

Effective September 27, 2016, the following information replaces similar information found on page 124 for the MassMutual RetireSMARTSM 2060 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s anticipated approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.4%
MM Select Equity Asset (NTI)	37.3%
Select Overseas (J.P. Morgan/MFS/Harris)	9.1%

The following information replaces similar information for the target-date MassMutual RetireSMART Funds found on pages 132 and 133 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

The following table lists each target-date MassMutual RetireSMART Fund’s approximate asset allocation among equity, fixed income & short term/money market, and certain other funds as of September 27, 2016. The table also lists the approximate asset allocation, as of September 27, 2016, to certain Underlying Funds in which a target-date MassMutual RetireSMART Fund currently invests 5% or more. Other Underlying Funds in which the target-date MassMutual RetireSMART Funds currently invest are listed below the table. MML Advisers may change these percentages from time to time and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	MM Retire- SMART In Retirement	MM Retire- SMART 2010	MM Retire- SMART 2015	MM Retire- SMART 2020	MM Retire- SMART 2025	MM Retire- SMART 2030	MM Retire- SMART 2035	MM Retire- SMART 2040	MM Retire- SMART 2045	MM Retire- SMART 2050	MM Retire- SMART 2055	MM Retire- SMART 2060
Equity Funds	33.9%	41.2%	46.2%	59.5%	69.7%	76.2%	80.9%	82.7%	84.7%	90.5%	90.7%	90.4%
MM Select Equity Asset (NTI)	14.0%	17.9%	19.9%	25.1%	28.2%	31.8%	32.9%	34.0%	34.4%	36.5%	35.2%	37.3%
Select Overseas (J.P. Morgan/ MFS/Harris)	2.6%	3.8%	4.6%	5.5%	6.8%	7.8%	8.4%	8.4%	8.6%	9.2%	9.3%	9.1%

Fixed Income Funds	63.9%	56.6%	51.7%	37.8%	27.4%	20.7%	16.0%	14.1%	12.1%	6.1%	6.1%	6.1%
MM Select Bond and Income Asset (NTI)	19.0%	17.2%	14.9%	10.6%	6.4%	4.3%	3.2%	3.0%	2.5%	1.3%	1.2%	1.4%
Premier Short-Duration Bond (Barings)	9.9%	6.7%	5.6%	4.7%	2.8%	1.2%	0.9%	0.8%	0.7%	0.4%	0.4%	0.4%
Premier Inflation-Protected and Income (Barings)	9.0%	7.6%	6.9%	5.2%	3.3%	2.0%	1.3%	0.9%	0.6%	0.3%	0.3%	0.3%
Premier Core Bond (Barings)	11.2%	10.4%	10.2%	6.3%	4.1%	2.5%	2.2%	2.1%	2.1%	1.1%	1.1%	1.0%
Select Total Return Bond (MetWest)	5.7%	5.3%	4.9%	3.2%	2.0%	1.3%	1.0%	1.0%	0.9%	0.5%	0.5%	0.5%
Premier High Yield (Barings)	2.7%	3.2%	3.3%	3.2%	4.6%	5.4%	4.1%	3.3%	2.6%	1.3%	1.3%	1.3%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market and certain other funds may therefore not equal 100%.

Other Underlying Funds in which the target-date MassMutual RetireSMART Funds currently invest include: Select Blue Chip Growth (T. Rowe Price/Loomis Sayles), Select Diversified Value (Brandywine Global/ Loomis Sayles), Select Growth Opportunities (Sands Capital/Jackson Square), Select Mid-Cap Value (American Century/Systematic), Select Mid Cap Growth Equity II (T. Rowe Price/Frontier), Select Large Cap Value (Barrow Hanley/Huber Capital Management), Select Focused Value (Harris), Select Small Company Value (Federated Clover/T. Rowe Price/Invesco), Select Small Cap Value Equity (Wellington Management/Barrow Hanley), Oppenheimer Real Estate (OFI Global Asset Management), Select Small Cap Growth Equity (Wellington Management/OFI Global), Select Fundamental Growth (Wellington Management), Select Diversified International (J.P. Morgan), Premier International Equity (OFI Global), Premier Strategic Emerging Markets (OFI Global), Oppenheimer Developing Markets (OFI Global Asset Management), Select Strategic Bond (Western Asset), Premier High Yield (Barings), Oppenheimer International Bond (OFI Global Asset Management), Barings Global Floating Rate (Barings), and DFA Commodity Strategy (DFA).

The following information supplements information found on pages 176-189 in the section titled Appendix A – Description of Underlying Funds:

Equity Funds

MM Select Equity Asset Fund

Subadvised by: Northern Trust Investments, Inc.

(Underlying Fund for all Funds)

Investment Objective

This Fund seeks to achieve long term total return by investing primarily in a diversified portfolio of equity securities.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in domestic and foreign equity securities. The Fund’s investments in equity securities are not constrained to any particular investment style. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund expects that it will allocate its investments principally among the following equity asset classes:

U.S. Large-Cap Equity

International Developed Market Large-Cap Equity

Emerging Market Equity

U.S. Small- and Mid-Cap Equity

International Developed Market Small- and Mid-Cap Equity

Global Real Estate Investment Trusts (“REITs”)

Although the Fund’s adviser, MML Investment Advisers, LLC (“MML Advisers”), expects that a number of the asset classes listed above will be represented in the Fund’s portfolio at any particular time, there is no minimum or maximum amount of the Fund’s assets that may be invested in any asset class, and at any time the Fund may have all or none of its assets invested in any specific asset class. MML Advisers selects the asset classes in which the Fund will invest on the basis of a number of factors, such as economic variables, monetary and fiscal policy, market characteristics, valuation, and the degree of correlation across asset classes and the resulting characteristics of the Fund.

The Fund is currently intended to be offered only to funds-of-funds sponsored by MML Advisers or its affiliates (the “Funds-of-Funds”). MML Advisers expects that it will allocate the Fund’s assets to the asset classes listed above at least in part to create investment exposures that it considers desirable for those Funds-of-Funds. The timing and amount of the Fund’s asset allocations will be affected, potentially significantly, by the timing of cash flows into and out of the Fund relating to the purchase and sale of Fund shares by the Funds-of-Funds.

The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), implements the decisions of MML Advisers as to asset-class allocation and other portfolio characteristics. NTI will have discretion to determine the specific securities and other instruments in which the Fund will invest to gain the prescribed exposures. NTI may utilize derivatives or exchange-traded funds to gain exposure to particular asset classes or to adjust the Fund’s investment exposures. For example, the Fund may use index futures contracts, total return swaps, or interest rate swaps to gain indirect exposures to investments. Use of derivatives by the Fund may create investment leverage.

NTI will primarily use passive investment techniques to provide exposure to certain assets classes. For this purpose, NTI will typically attempt to provide a return comparable to that of one or more broad securities indexes. NTI will not necessarily purchase all of the securities in a securities index, but may instead buy a subset of the securities in the index or securities it considers to be comparable to securities in the index to provide over time a return comparable to the return of the index. The Fund may use index futures contracts to gain exposure to one or more securities indexes. Because the Fund is subject to fees and transaction expenses, the returns on the Fund’s index investments are likely to be less than those of any actual index.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Fixed Income Funds

MM Select Bond and Income Asset Fund

Subadvised by: Northern Trust Investments, Inc.

(Underlying Fund for all Funds)

Investment Objective

This Fund seeks to achieve long term total return by investing primarily in a diversified portfolio of debt securities and money market instruments.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other income-producing assets. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund expects that it will allocate its investments principally among the following asset classes:

Short-term U.S. Treasury Bonds

Medium-term U.S. Treasury Bonds

Long-term U.S. Treasury Bonds

Developed Market Government Bonds

U.S. Treasury Inflation Protected Bonds

Although the Fund’s adviser, MML Investment Advisers, LLC (“MML Advisers”), expects that a number of the asset classes listed above will be represented in the Fund’s portfolio at any particular time, there is no minimum or maximum amount of the Fund’s assets that may be invested in any asset class, and at any time the Fund may have all or none of its assets invested in any specific asset class. MML Advisers selects the asset classes in which the Fund will invest on the basis of a number of factors, such as economic variables, monetary and fiscal policy, market characteristics, valuation, and the degree of correlation across asset classes and the resulting characteristics of the Fund.

The Fund is currently intended to be offered only to funds-of-funds sponsored by MML Advisers or its affiliates (the “Funds-of-Funds”). MML Advisers expects that it will allocate the Fund’s assets to the asset classes listed above at least in part to create investment exposures that it considers desirable for those Funds-of-Funds. The timing and amount of the Fund’s asset allocations will be affected, potentially significantly, by the timing of cash flows into and out of the Fund relating to the purchase and sale of Fund shares by the Funds-of-Funds. The Fund may invest in securities of any duration and maturity, and MML Advisers will adjust the Fund’s portfolio duration from time to time in light of its assessment of market, financial, and other factors, such as maturity and duration.

The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), implements the decisions of MML Advisers as to asset-class allocation, portfolio duration, and other portfolio characteristics. NTI will have discretion to determine the specific securities and other instruments in which the Fund will invest to gain the prescribed exposures. NTI may utilize derivatives or exchange-traded funds to gain exposure to particular asset classes or to adjust the Fund’s investment exposures. For example, the Fund may use index futures contracts, total return swaps, interest rate swaps, or credit default swaps to gain indirect exposures to investments, and it may use interest rate futures contracts, forward contracts, and interest rate swaps to adjust the average duration of the Fund. Use of derivatives by the Fund may create investment leverage.

NTI will primarily use passive investment techniques to provide exposure to certain assets classes. For this purpose, NTI will typically attempt to provide a return comparable to that of one or more broad securities indexes. NTI will not necessarily purchase all of the securities in a securities index, but may instead buy a subset of the securities in the index or securities it considers to be comparable to securities in the index to provide over time a return comparable to the return of the index. The Fund may use index futures contracts to gain exposure to one or more securities indexes. Because the Fund is subject to fees and transaction expenses, the returns on the Fund’s index investments are likely to be less than those of any actual index.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

The information for the MM S&P® Mid Cap Index Fund, MM Russell® 2000 Small Cap Index Fund, MM MSCI EAFE® International Index Fund, Oppenheimer Global Real Estate Fund, and Premier U.S. Government Money Market Fund found on pages 181, 182, 184, 185, and 186 in the section titled Appendix A – Description of Underlying Funds is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-16-05

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.12%		.22%		.32%		.42%		.42%		.32%		.32%
Acquired Fund Fees and Expenses	.52%		.52%		.52%		.52%		.52%		.52%		.52%
Total Annual Fund Operating Expenses(1)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%
Expense Reimbursement	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.47%		.57%		.67%		.77%		1.02%		.92%		1.17%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year-to-date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .47%, .57%, .67%, .77%, 1.02%, .92%, and 1.17% for Classes I, R5, Service,

Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$48	$181	$334	$776
Class R5	$58	$213	$388	$897
Service Class	$68	$245	$443	$1,016
Administrative Class	$79	$276	$497	$1,133
Class A	$673	$909	$1,171	$1,916
Class R4	$94	$323	$578	$1,308
Class R3	$119	$402	$712	$1,592

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	28.8%
MM Select Equity Asset (NTI)	12.2%
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.3%
Select Fundamental Value (Wellington Management)	0.3%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.2%
Premier Disciplined Value (Barings)	1.8%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	0.3%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.6%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.2%
Premier Disciplined Growth (Barings)	1.7%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.5%
Oppenheimer Real Estate (OFI Global Asset Management)	0.4%

Select Diversified International (J.P. Morgan)	0.4%
Select Overseas (J.P. Morgan/MFS/Harris)	2.3%
Premier International Equity (OFI Global)	1.1%
Premier Strategic Emerging Markets (OFI Global)	2.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%

Fixed Income Funds	69.4%
MM Select Bond and Income Asset (NTI)	20.7%
Premier Short-Duration Bond (Barings)	9.8%
Premier Inflation-Protected and Income (Barings)	3.2%
Premier Core Bond (Barings)	17.3%
Select Total Return Bond (MetWest)	7.3%
Select Strategic Bond (Western Asset)	6.2%
Premier High Yield (Barings)	3.2%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.1%
Babson Global Floating Rate (Barings)	0.7%

Other Funds	1.8%
DFA Commodity Strategy (DFA)	1.8%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSCNSRV-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.07%		.17%		.27%		.37%		.37%		.27%		.27%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.66%		.76%		.86%		.96%		1.21%		1.11%		1.36%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.54%		.64%		.74%		.84%		1.09%		.99%		1.24%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .54%, .64%, .74%, .84%, 1.09%, .99%, and 1.24% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$55	$195	$352	$807
Class R5	$65	$227	$406	$927
Service Class	$76	$258	$461	$1,046
Administrative Class	$86	$290	$515	$1,163
Class A	$680	$922	$1,187	$1,943
Class R4	$101	$337	$596	$1,337
Class R3	$126	$415	$729	$1,621

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	56.3%
MM Select Equity Asset (NTI)	23.7%
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.1%
Select Fundamental Value (Wellington Management)	1.0%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.9%
Premier Disciplined Value (Barings)	2.5%
Select Focused Value (Harris)	1.9%
Select Fundamental Growth (Wellington Management)	1.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.2%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.8%
Premier Disciplined Growth (Barings)	2.5%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.1%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%

Select Diversified International (J.P. Morgan)	0.9%
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%
Premier International Equity (OFI Global)	2.4%
Premier Strategic Emerging Markets (OFI Global)	3.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.7%

Fixed Income Funds	41.1%
MM Select Bond and Income Asset (NTI)	11.7%
Premier Short-Duration Bond (Barings)	4.9%
Premier Inflation-Protected and Income (Barings)	1.9%
Premier Core Bond (Barings)	9.9%
Select Total Return Bond (MetWest)	4.1%
Select Strategic Bond (Western Asset)	3.5%
Premier High Yield (Barings)	3.3%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.2%
Babson Global Floating Rate (Barings)	0.8%

Other Funds	2.6%
DFA Commodity Strategy (DFA)	2.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSMOD-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.74%		.84%		.94%		1.04%		1.29%		1.19%		1.44%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$216	$391	$899
Class R5	$70	$248	$446	$1,018
Service Class	$81	$279	$500	$1,136
Administrative Class	$91	$311	$554	$1,253
Class A	$685	$942	$1,224	$2,025
Class R4	$106	$358	$635	$1,425
Class R3	$131	$436	$768	$1,707

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	79.6%
MM Select Equity Asset (NTI)	33.6%
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.2%
Select Fundamental Value (Wellington Management)	1.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.8%
Premier Disciplined Value (Barings)	2.0%
Select Focused Value (Harris)	1.5%
Select Fundamental Growth (Wellington Management)	2.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	2.2%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.5%
Premier Disciplined Growth (Barings)	2.0%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.7%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.3%

Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
Premier International Equity (OFI Global)	3.7%
Premier Strategic Emerging Markets (OFI Global)	4.1%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.9%

Fixed Income Funds	17.1%
MM Select Bond and Income Asset (NTI)	3.6%
Premier Short-Duration Bond (Barings)	0.9%
Premier Inflation-Protected and Income (Barings)	0.5%
Premier Core Bond (Barings)	2.7%
Select Total Return Bond (MetWest)	1.2%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Barings)	4.6%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.5%
Babson Global Floating Rate (Barings)	1.1%

Other Funds	3.3%
DFA Commodity Strategy (DFA)	3.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSMODGR-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.22%		.32%		.42%		.52%		.52%		.42%		.42%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.90%		1.00%		1.10%		1.20%		1.45%		1.35%		1.60%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .64%, .74%, .84%, .94%, 1.19%, 1.09%, and 1.34% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$65	$252	$464	$1,075
Class R5	$76	$283	$518	$1,192
Service Class	$86	$315	$572	$1,308
Administrative Class	$96	$346	$626	$1,423
Class A	$689	$974	$1,290	$2,182
Class R4	$111	$393	$705	$1,593
Class R3	$136	$470	$837	$1,870

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	92.3%
MM Select Equity Asset (NTI)	38.3%
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.3%
Select Fundamental Value (Wellington Management)	2.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.7%
Premier Disciplined Value (Barings)	0.6%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	3.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.3%
Premier Disciplined Growth (Barings)	0.6%
Select Mid-Cap Value (American Century/Systematic)	3.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.3%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	2.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Global)	4.2%
Premier Strategic Emerging Markets (OFI Global)	4.8%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	1.1%

Fixed Income Funds	4.1%
MM Select Bond and Income Asset (NTI)	0.9%
Premier Short-Duration Bond (Barings)	0.2%
Premier Inflation-Protected and Income (Barings)	0.2%
Premier Core Bond (Barings)	0.7%
Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
Premier High Yield (Barings)	0.9%
Oppenheimer International Bond (OFI Global Asset Management)	0.4%
Babson Global Floating Rate (Barings)	0.2%

Other Funds	3.6%
DFA Commodity Strategy (DFA)	3.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSGR-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.26%		.36%		.46%		.56%		.56%		.46%		.46%
Acquired Fund Fees and Expenses	.56%		.56%		.56%		.56%		.56%		.56%		.56%
Total Annual Fund Operating Expenses(1)	.82%		.92%		1.02%		1.12%		1.37%		1.27%		1.52%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$225	$419	$980
Class R5	$66	$257	$474	$1,098
Service Class	$77	$288	$528	$1,215
Administrative Class	$87	$320	$582	$1,330
Class A	$681	$950	$1,249	$2,097
Class R4	$102	$367	$662	$1,502
Class R3	$127	$445	$794	$1,781

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	33.9%
MM Select Equity Asset (NTI)	14.0%

Fixed Income Funds	63.9%
MM Select Bond and Income Asset (NTI)	19.0%
Premier Short-Duration Bond (Barings)	9.9%
Premier Inflation-Protected and Income (Barings)	9.0%
Premier Core Bond (Barings)	11.2%
Select Total Return Bond (MetWest)	5.7%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSINRET-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.23%		.33%		.43%		.53%		.53%		.43%		.43%
Acquired Fund Fees and Expenses	.57%		.57%		.57%		.57%		.57%		.57%		.57%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.53%		.63%		.73%		.83%		1.08%		.98%		1.23%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed . 53%, .63%, .73%, .83%, 1.08%, .98%, and 1.23% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$54	$219	$408	$956
Class R5	$64	$251	$463	$1,074
Service Class	$75	$282	$517	$1,191
Administrative Class	$85	$314	$571	$1,307
Class A	$679	$944	$1,239	$2,076
Class R4	$100	$360	$651	$1,479
Class R3	$125	$438	$784	$1,759

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	41.2%
MM Select Equity Asset (NTI)	17.9%

Fixed Income Funds	56.6%
MM Select Bond and Income (NTI)	17.2%
Premier Short-Duration Bond (Barings)	6.7%
Premier Inflation-Protected and Income (Barings)	7.6%
Premier Core Bond (Barings)	10.4%
Select Total Return Bond (MetWest)	5.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2010-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.29%		.39%		.49%		.59%		.59%		.49%		.49%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$237	$445	$1,044
Class R5	$67	$269	$499	$1,162
Service Class	$78	$300	$553	$1,278
Administrative Class	$88	$332	$607	$1,393
Class A	$682	$961	$1,273	$2,154
Class R4	$103	$378	$687	$1,563
Class R3	$128	$456	$819	$1,841

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	46.2%
MM Select Equity Asset (NTI)	19.9%

Fixed Income Funds	51.7%
MM Select Bond and Income (NTI)	14.9%
Premier Short-Duration Bond (Barings)	5.6%
Premier Inflation-Protected and Income (Barings)	6.9%
Premier Core Bond (Barings)	10.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2015-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.62%		.62%		.62%		.62%		.62%		.62%		.62%
Total Annual Fund Operating Expenses(1)	.67%		.77%		.87%		.97%		1.22%		1.12%		1.37%
Expense Reimbursement	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$199	$358	$820
Class R5	$67	$231	$413	$940
Service Class	$78	$262	$467	$1,059
Administrative Class	$88	$294	$521	$1,176
Class A	$682	$926	$1,193	$1,955
Class R4	$103	$341	$602	$1,350
Class R3	$128	$419	$735	$1,633

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	59.5%
MM Select Equity Asset (NTI)	25.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.5%

Fixed Income Funds	37.8%
MM Select Bond and Income (NTI)	10.6%
Premier Inflation-Protected and Income (Barings)	5.2%
Premier Core Bond (Barings)	6.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2020-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.16%		.26%		.36%		.46%		.46%		.36%		.36%
Acquired Fund Fees and Expenses	.64%		.64%		.64%		.64%		.64%		.64%		.64%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$222	$411	$959
Class R5	$66	$254	$466	$1,077
Service Class	$77	$285	$520	$1,194
Administrative Class	$87	$317	$574	$1,310
Class A	$681	$947	$1,242	$2,078
Class R4	$102	$364	$654	$1,482
Class R3	$127	$441	$787	$1,762

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	69.7%
MM Select Equity Asset (NTI)	28.2%
Select Overseas (J.P. Morgan/MFS/Harris)	6.8%

Fixed Income Funds	27.4%
MM Select Bond and Income Asset (NTI)	6.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2025-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.71%		.81%		.91%		1.01%		1.26%		1.16%		1.41%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$211	$379	$867
Class R5	$70	$242	$434	$987
Service Class	$81	$274	$488	$1,105
Administrative Class	$91	$305	$542	$1,222
Class A	$685	$937	$1,212	$1,997
Class R4	$106	$352	$623	$1,395
Class R3	$131	$430	$756	$1,677

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	76.2%
MM Select Equity Asset (NTI)	31.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.8%

Fixed Income Funds	20.7%
Premier High Yield (Barings)	5.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2030-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.21%		.31%		.41%		.51%		.51%		.41%		.41%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.87%		.97%		1.07%		1.17%		1.42%		1.32%		1.57%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.61%		.71%		.81%		.91%		1.16%		1.06%		1.31%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .61%, .71%, .81%, .91%, 1.16%, 1.06%, and 1.31% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$62	$242	$447	$1,040
Class R5	$73	$274	$502	$1,157
Service Class	$83	$305	$556	$1,274
Administrative Class	$93	$336	$609	$1,389
Class A	$686	$966	$1,275	$2,150
Class R4	$108	$383	$690	$1,559
Class R3	$133	$461	$822	$1,837

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.9%
MM Select Equity Asset (NTI)	32.9%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2035-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	.75%		.85%		.95%		1.05%		1.30%		1.20%		1.45%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.60%		.70%		.80%		.90%		1.15%		1.05%		1.30%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .60%, .70%, .80%, .90%, 1.15%, 1.05%, and 1.30% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$61	$219	$397	$911
Class R5	$72	$251	$451	$1,030
Service Class	$82	$283	$506	$1,148
Administrative Class	$92	$314	$560	$1,264
Class A	$685	$945	$1,229	$2,036
Class R4	$107	$361	$640	$1,437
Class R3	$132	$439	$773	$1,718

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers , intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	82.7%
MM Select Equity Asset (NTI)	34.0%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2040-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.37%		.47%		.57%		.67%		.67%		.57%		.57%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	1.04%		1.14%		1.24%		1.34%		1.59%		1.49%		1.74%
Expense Reimbursement	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.58%		.68%		.78%		.88%		1.13%		1.03%		1.28%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .58%, .68%, .78%, .88%, 1.13%, 1.03% and 1.28% for Classes I, R5, Service,

Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$59	$269	$514	$1,215
Class R5	$69	$301	$568	$1,331
Service Class	$80	$332	$622	$1,445
Administrative Class	$90	$364	$675	$1,559
Class A	$684	$991	$1,336	$2,306
Class R4	$105	$410	$755	$1,727
Class R3	$130	$488	$886	$2,000

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.7%
MM Select Equity Asset (NTI)	34.4%
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2045-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.20%		.30%		.40%		.50%		.50%		.40%		.40%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$241	$449	$1,048
Class R5	$70	$273	$503	$1,165
Service Class	$81	$304	$557	$1,282
Administrative Class	$91	$336	$611	$1,397
Class A	$685	$965	$1,276	$2,157
Class R4	$106	$382	$691	$1,567
Class R3	$131	$460	$823	$1,845

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.5%
MM Select Equity Asset (NTI)	36.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2050-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2055 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	2.58%		2.68%		2.78%		2.88%		2.88%		2.78%		2.78%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	3.26%		3.36%		3.46%		3.56%		3.81%		3.71%		3.96%
Expense Reimbursement	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative,

A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$58	$660	$1,384	$3,306
Class R5	$68	$691	$1,433	$3,400
Service Class	$79	$721	$1,483	$3,493
Administrative Class	$89	$751	$1,532	$3,584
Class A	$683	$1,354	$2,133	$4,166
Class R4	$104	$796	$1,605	$3,721
Class R3	$129	$871	$1,726	$3,942

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.7%
MM Select Equity Asset (NTI)	35.2%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2055-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2060 Fund

Supplement dated September 26, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses(1)	1.35%		1.45%		1.55%		1.65%		1.65%		1.55%		1.55%
Acquired Fund Fees and Expenses(1)	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses	2.03%		2.13%		2.23%		2.33%		2.58%		2.48%		2.73%
Expense Reimbursement	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates (“Underlying Funds”) in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund’s year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$58	$444
Class R5	$68	$475
Service Class	$79	$506
Administrative Class	$89	$537
Class A	$683	$1,153
Class R4	$104	$583
Class R3	$129	$659

Effective September 27, 2016, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s anticipated approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.4%
MM Select Equity Asset (NTI)	37.3%
Select Overseas (J.P. Morgan/MFS/Harris)	9.1%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2060-16-04